Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	CONCORDE FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000822519
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A